Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 02, 2022
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful life
Property and equipment are stated at the Company’s original cost, net of accumulated depreciation. Construction in progress is related to the construction or development of property and equipment that have not yet been placed in service for their intended use. Depreciation is calculated using the straight-line method over the estimated useful lives of the following assets below. Leasehold improvements at the leased locations are amortized over the shorter of its lease term or its estimated useful lives.

Useful Life (Years)
Process equipment	5
Office equipment	5
Furniture and fixtures	5
Leasehold improvements	Shorter of the economic life or the remaining lease term

Effect of adoption of ASC 842
The effect of the adoption of ASC 842 on the Consolidated Balance Sheet as of January 1, 2021 was as follows (in thousands):

	December 31, 2020	Adjustments from Adoption of ASC 842	January 1, 2021
Operating lease, right-of-use assets	$—	$6,873	$6,873
Other liabilities	14	(14)	—
Deferred rent, non-current	1,567	(1,567)	—
Operating lease liabilities, non-current	—	8,551	8,551